18. INTANGIBLE ASSETS (Details) - BRL (R$) R$ in Millions		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets		R$ 11,810		R$ 11,624	[1]	R$ 10,777	R$ 11,156
Temporary Easements Intangible Assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		9		9		8
Onerous Concession [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		6		7		7
Assets Of Concession [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		11,674	[2]	11,517	[2]	10,680
Other Intangible Assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		8		10		18
Intangible Assets Under Development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		113		82
Useful Life Defined Intangible Asset [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		11,697		11,542		R$ 10,714
Temporary Easement Intangible Assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets				8
Historical cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		21,004		20,230
Historical cost [member] | Onerous Concession [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		19		20
Historical cost [member] | Assets Of Concession [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	[2]	20,781		20,039
Historical cost [member] | Other Intangible Assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		78		77
Historical cost [member] | Intangible Assets Under Development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		20,891		82
Historical cost [member] | Useful Life Defined Intangible Asset [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		113		20,148
Historical cost [member] | Temporary Easement Intangible Assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		13		12
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets				(8,606)
Accumulated depreciation and amortisation [member] | Onerous Concession [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		(13)		(13)
Accumulated depreciation and amortisation [member] | Assets Of Concession [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	[2]	(9,107)		(8,522)
Accumulated depreciation and amortisation [member] | Other Intangible Assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		(70)		(67)
Accumulated depreciation and amortisation [member] | Useful Life Defined Intangible Asset [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		(9,194)		(8,606)
Accumulated depreciation and amortisation [member] | Temporary Easement Intangible Assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets		R$ (4)		R$ (4)

[1]	See note 2.8.
[2]	The rights of authorization to generate wind power granted to the subsidiary Parajuru and Volta do Rio, at the net value of R$128, and of the gas distribution concession, granted to Gasmig, valued at R$412, are classified in the consolidated statement of financial position under intangibles assets and are amortized by the straight-line method, for the period of the concessions.